Financial instruments and financial risk management - Liquidity and capital management (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current financial assets		€ 3,680,100,000		€ 4,140,300,000		€ 4,334,500,000
Funding for purchase of property, plant and equipment	$ 1,470.6	1,470,600,000	$ 1,449.8	1,449,800,000	$ 1,217.7	1,217,700,000
Funding in share buybacks	$ 829.1	829,100,000	$ 1,017.9	1,017,900,000	$ 1,104.0	1,104,000,000
Class B share
Disclosure of detailed information about financial instruments [line items]
Funding in share buybacks		€ 398,000,000		€ 398,000,000		€ 398,000,000